Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.69%
Aerospace & Defense–2.46%
Airbus SE (France)	48,874	$3,171,102
L3Harris Technologies, Inc.	19,024	3,426,603
Lockheed Martin Corp.	6,798	2,304,182
Teledyne Technologies, Inc.(b)	17,074	5,075,588
		13,977,475
Agricultural & Farm Machinery–0.52%
Deere & Co.	21,517	2,972,789
Application Software–6.82%
Adobe, Inc.(b)	15,337	4,880,847
Citrix Systems, Inc.	17,117	2,422,911
RealPage, Inc.(b)	107,050	5,666,157
salesforce.com, inc.(b)	103,578	14,913,160
Splunk, Inc.(b)	53,530	6,757,092
Trade Desk, Inc. (The), Class A(b)	20,849	4,023,857
		38,664,024
Asset Management & Custody Banks–3.70%
Apollo Global Management, Inc.	212,306	7,112,251
Ares Management Corp., Class A	238,380	7,373,094
KKR & Co., Inc., Class A	276,273	6,484,127
		20,969,472
Automotive Retail–0.09%
CarMax, Inc.(b)	9,480	510,308
Biotechnology–1.40%
Alnylam Pharmaceuticals, Inc.(b)	19,023	2,070,654
BeiGene Ltd., ADR (China)(b)	11,056	1,361,104
Moderna, Inc.(b)	150,480	4,506,876
		7,938,634
Cable & Satellite–1.33%
Altice USA, Inc., Class A(b)	200,173	4,461,856
Charter Communications, Inc., Class A(b)	5,465	2,384,434
DISH Network Corp., Class A(b)	34,923	698,111
		7,544,401
Communications Equipment–1.48%
Motorola Solutions, Inc.	63,261	8,408,652
Consumer Electronics–1.61%
Sony Corp. (Japan)	153,500	9,124,532
Data Processing & Outsourced Services–7.29%
Fidelity National Information Services, Inc.	45,881	5,580,965
Mastercard, Inc., Class A	77,091	18,622,102
PayPal Holdings, Inc.(b)	78,056	7,473,081
Visa, Inc., Class A	59,980	9,663,978
		41,340,126
Diversified Support Services–0.48%
Cintas Corp.	15,821	2,740,514
Shares		Value
Environmental & Facilities Services–1.50%
Clean Harbors, Inc.(b)	69,997	$3,593,646
GFL Environmental, Inc. (Canada)(b)	167,512	2,521,056
Waste Connections, Inc.	13,395	1,038,112
Waste Management, Inc.	14,630	1,354,153
		8,506,967
Financial Exchanges & Data–0.49%
CME Group, Inc., Class A	6,747	1,166,624
London Stock Exchange Group PLC (United Kingdom)	17,825	1,606,061
		2,772,685
Health Care Equipment–4.60%
Baxter International, Inc.	63,034	5,117,731
Boston Scientific Corp.(b)	204,880	6,685,234
DexCom, Inc.(b)	17,814	4,796,776
Intuitive Surgical, Inc.(b)	5,711	2,828,144
Teleflex, Inc.	16,443	4,815,497
Zimmer Biomet Holdings, Inc.	18,136	1,833,187
		26,076,569
Health Care Services–1.58%
Laboratory Corp. of America Holdings(b)	18,095	2,287,027
LHC Group, Inc.(b)	47,599	6,673,380
		8,960,407
Health Care Technology–0.25%
Teladoc Health, Inc.(b)	9,218	1,428,882
Home Improvement Retail–2.88%
Lowe’s Cos., Inc.	189,775	16,330,139
Hotels, Resorts & Cruise Lines–0.28%
Norwegian Cruise Line Holdings Ltd.(b)	119,215	1,306,596
Royal Caribbean Cruises Ltd.	8,642	278,013
		1,584,609
Industrial Conglomerates–0.50%
Roper Technologies, Inc.	9,042	2,819,386
Industrial Gases–0.28%
Linde PLC (United Kingdom)	9,148	1,582,604
Interactive Home Entertainment–7.51%
Activision Blizzard, Inc.	245,737	14,616,437
Electronic Arts, Inc.(b)	81,277	8,141,517
Nintendo Co. Ltd. (Japan)	32,000	12,342,203
Take-Two Interactive Software, Inc.(b)	63,404	7,520,348
		42,620,505
Interactive Media & Services–10.47%
Alphabet, Inc., Class C(b)	27,361	31,815,644
Facebook, Inc., Class A(b)	165,387	27,586,552
		59,402,196
Internet & Direct Marketing Retail–14.36%
Alibaba Group Holding Ltd., ADR (China)(b)	91,976	17,887,492
Amazon.com, Inc.(b)	30,183	58,848,399

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Capital Appreciation Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
Booking Holdings, Inc.(b)	3,480	$4,681,714
		81,417,605
Leisure Facilities–0.07%
Cedar Fair L.P.	22,060	404,580
Life & Health Insurance–0.18%
Athene Holding Ltd., Class A(b)	39,995	992,676
Life Sciences Tools & Services–1.67%
Avantor, Inc.(b)	82,088	1,025,279
Illumina, Inc.(b)	25,955	7,088,829
Thermo Fisher Scientific, Inc.	4,843	1,373,475
		9,487,583
Managed Health Care–2.01%
Humana, Inc.	13,541	4,252,145
UnitedHealth Group, Inc.	28,572	7,125,285
		11,377,430
Movies & Entertainment–1.19%
IMAX Corp.(b)	93,878	849,596
Netflix, Inc.(b)	10,956	4,113,978
Vivendi S.A. (France)	83,546	1,792,616
		6,756,190
Oil & Gas Exploration & Production–0.06%
Viper Energy Partners L.P.	52,456	347,783
Oil & Gas Refining & Marketing–0.13%
Marathon Petroleum Corp.	14,959	353,332
PBF Energy, Inc., Class A	55,839	395,340
		748,672
Packaged Foods & Meats–2.43%
Conagra Brands, Inc.	98,482	2,889,462
Mondelez International, Inc., Class A	59,261	2,967,791
Nomad Foods Ltd. (United Kingdom)(b)	116,048	2,153,851
Tyson Foods, Inc., Class A	99,204	5,740,935
		13,752,039
Pharmaceuticals–0.75%
Novo Nordisk A/S, Class B (Denmark)	61,058	3,683,107
Zoetis, Inc.	4,740	557,850
		4,240,957
Railroads–0.95%
Kansas City Southern	28,860	3,670,415
Union Pacific Corp.	12,200	1,720,688
		5,391,103
Shares		Value
Regional Banks–0.19%
SVB Financial Group(b)	7,157	$1,081,280
Research & Consulting Services–0.55%
CoStar Group, Inc.(b)	5,275	3,097,533
Restaurants–0.25%
Restaurant Brands International, Inc. (Canada)	35,454	1,419,224
Semiconductor Equipment–1.73%
Applied Materials, Inc.	145,087	6,647,886
ASML Holding N.V., New York Shares (Netherlands)	12,081	3,160,873
		9,808,759
Semiconductors–4.19%
NVIDIA Corp.	24,801	6,537,544
QUALCOMM, Inc.	68,793	4,653,846
Semtech Corp.(b)	164,119	6,154,462
Silicon Motion Technology Corp., ADR (Taiwan)	174,860	6,410,368
		23,756,220
Specialized Consumer Services–0.36%
Service Corp. International	52,483	2,052,610
Specialty Chemicals–0.36%
Sherwin-Williams Co. (The)	4,490	2,063,245
Systems Software–6.81%
Microsoft Corp.	187,104	29,508,172
Palo Alto Networks, Inc.(b)	18,601	3,049,820
ServiceNow, Inc.(b)	21,166	6,065,752
		38,623,744
Technology Hardware, Storage & Peripherals–2.70%
Apple, Inc.	60,208	15,310,292
Trucking–0.85%
J.B. Hunt Transport Services, Inc.	6,151	567,307
Knight-Swift Transportation Holdings, Inc.	17,594	577,083
Lyft, Inc., Class A(b)	56,760	1,524,006
Uber Technologies, Inc.(b)	77,857	2,173,767
		4,842,163
Wireless Telecommunication Services–0.38%
T-Mobile US, Inc.(b)	25,977	2,179,470
TOTAL INVESTMENTS IN SECURITIES–99.69% (Cost $463,647,561)		565,427,034
OTHER ASSETS LESS LIABILITIES—0.31%		1,764,996
NET ASSETS–100.00%		$567,192,030
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$533,707,413	$31,719,621	$—	$565,427,034
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer V.I. Capital Appreciation Fund